Pre-Spin Transactions with Penn	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Pre-Spin Transactions with Penn
Pre-Spin Transactions with Penn

10.  Pre-Spin Transactions with Penn

Before the Spin-Off, Hollywood Casino Baton Rouge and Hollywood Casino Perryville had a corporate overhead assessment with Penn, whereby Penn provided various management services in consideration of a management fee equal to 3% of net revenues. The Company incurred and paid management fees of $1.3 million for the three months ended March 31, 2013. In connection with the completion of the Spin-Off, the management fee agreements between Penn and Hollywood Casino Baton Rouge and Hollywood Casino Perryville were terminated.

13. Pre-Spin Transactions with Penn

        Before the Spin-Off, Hollywood Casino Baton Rouge and Hollywood Casino Perryville had a corporate overhead assessment with Penn, whereby Penn provided various management services in consideration of a management fee equal to 3% of net revenues. The Company incurred and paid management fees of $4.2 million, $6.3 million and $7.0 million for the years ended December 31, 2013 (before the Spin-Off), 2012 and 2011, respectively. In connection with the completion of the Spin-Off, the management fee agreements between Penn and Hollywood Casino Baton Rouge and Hollywood Casino Perryville were terminated.

        Hollywood Casino Baton Rouge and Hollywood Casino Perryville had cumulative net advances of $43.3 million at December 31, 2012. The advances were the result of operating cash flows generated by Hollywood Casino Baton Rouge and Hollywood Casino Perryville in excess of intercompany allocations such as the management fee agreement. As part of the Spin-Off, these amounts were forgiven.